UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.30%
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	2,430,000	$2,387,696
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	1,095,000	1,072,707
Total Convertible Bonds (cost $3,526,611)		3,460,403

Corporate Bonds – 96.11%
Banking – 23.85%
Ally Financial 8.00% 11/1/31	1,840,000	2,245,168
Banco Santander
3.80% 2/23/28	400,000	378,996
3.848% 4/12/23	1,800,000	1,787,673
4.379% 4/12/28	5,400,000	5,342,459
Bank of America
3.97% 3/5/29 µ	1,545,000	1,517,349
4.183% 11/25/27	3,955,000	3,845,628
5.625% 7/1/20	4,635,000	4,882,072
Bank of Montreal 3.803% 12/15/32 µ	11,650,000	10,987,814
Bank of New York Mellon
2.20% 3/4/19	1,315,000	1,312,356
4.625%µψ	5,430,000	5,253,525
Barclays 8.25%µψ	2,750,000	2,831,499
Branch Banking & Trust 2.25% 6/1/20	7,975,000	7,845,007
Citizens Bank 3.70% 3/29/23	7,120,000	7,117,289
Compass Bank 3.875% 4/10/25	7,970,000	7,733,733
Credit Suisse Group 144A 3.869% 1/12/29 #µ	7,425,000	7,052,528
Credit Suisse Group Funding Guernsey 4.55% 4/17/26	1,845,000	1,864,736
Fifth Third Bancorp
2.60% 6/15/22	2,035,000	1,967,630
2.875% 7/27/20	475,000	473,294
3.95% 3/14/28	3,860,000	3,827,170
Fifth Third Bank
2.30% 3/15/19	3,420,000	3,412,665
3.85% 3/15/26	7,115,000	6,979,114
Goldman Sachs Group
4.223% 5/1/29 µ	3,775,000	3,738,473
4.411% 4/23/39 µ	1,950,000	1,902,171
5.15% 5/22/45	1,140,000	1,180,284
6.00% 6/15/20	12,610,000	13,340,526
HSBC Holdings 6.50%µ	3,565,000	3,627,387
Huntington National Bank 2.50% 8/7/22	1,600,000	1,537,551
JPMorgan Chase & Co.
3.559% 4/23/24 µ	2,000,000	1,989,092

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
3.897% 1/23/49 µ	2,190,000	$1,974,037
4.005% 4/23/29 µ	2,015,000	1,979,443
4.35% 8/15/21	2,045,000	2,113,959
6.75%µψ	4,000,000	4,350,000
KeyBank
2.30% 9/14/22	2,990,000	2,857,346
3.375% 3/7/23	7,200,000	7,182,909
3.40% 5/20/26	10,360,000	9,870,399
Lloyds Banking Group
3.574% 11/7/28 µ	7,230,000	6,740,564
7.50%µψ	2,050,000	2,217,075
Morgan Stanley
3.011% (LIBOR03M + 1.22%) 5/8/24 ●	5,840,000	5,956,280
3.737% 4/24/24 µ	2,130,000	2,128,869
3.772% 1/24/29 µ	1,645,000	1,581,150
4.375% 1/22/47	2,360,000	2,292,512
4.457% 4/22/39 µ	1,705,000	1,677,705
5.00% 11/24/25	2,340,000	2,428,666
5.50% 1/26/20	3,960,000	4,121,609
Nationwide Building Society 144A 4.125% 10/18/32 #µ	6,865,000	6,442,575
PNC Bank 2.70% 11/1/22	3,375,000	3,244,409
PNC Financial Services Group 5.00%µψ	4,560,000	4,514,400
Popular 7.00% 7/1/19	4,475,000	4,575,687
Regions Financial 2.75% 8/14/22	1,795,000	1,732,140
Royal Bank of Scotland Group
3.875% 9/12/23	7,560,000	7,439,323
8.625%µψ	2,470,000	2,710,825
Santander UK 144A 5.00% 11/7/23 #	8,265,000	8,503,487
Santander UK Group Holdings 3.823% 11/3/28 µ	4,130,000	3,878,113
State Street 2.653% 5/15/23 µ	5,500,000	5,332,299
SunTrust Banks
3.00% 2/2/23	2,645,000	2,587,819
4.00% 5/1/25	3,575,000	3,591,370
5.05%µψ	7,040,000	6,961,152
SVB Financial Group 3.50% 1/29/25	655,000	634,473
UBS 7.625% 8/17/22	7,555,000	8,508,441
UBS Group 6.875%µψ	2,245,000	2,362,894
UBS Group Funding Switzerland 144A 2.859% 8/15/23 #µ	3,680,000	3,529,243
US Bancorp
2.375% 7/22/26	1,535,000	1,376,714

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	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
US Bancorp
3.15% 4/27/27	7,825,000	$7,419,969
3.90% 4/26/28	2,385,000	2,391,973
4.125% 5/24/21	1,385,000	1,425,404
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	3,207,000	2,914,201
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,124,825
Westpac Banking 5.00%µψ	1,180,000	1,076,182
Zions Bancorporation 4.50% 6/13/23	2,860,000	2,889,414
		277,613,044
Basic Industry – 6.09%
Anglo American Capital
144A 4.75% 4/10/27 #	7,245,000	7,244,869
144A 4.875% 5/14/25 #	8,450,000	8,573,679
Barrick North America Finance 5.75% 5/1/43	9,290,000	10,639,000
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,923,023
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,265,000	2,126,269
Commercial Metals 144A 5.75% 4/15/26 #	1,130,000	1,134,237
Dow Chemical 8.55% 5/15/19	6,930,000	7,340,113
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,719,300
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,223,376
Nucor 3.95% 5/1/28	2,600,000	2,594,651
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	2,559,071
144A 4.441% 4/24/23 #	3,610,000	3,600,626
144A 5.182% 4/24/28 #	2,260,000	2,225,387
		70,903,601
Brokerage – 1.84%
Charles Schwab 5.00%µψ	1,480,000	1,443,000
E*TRADE Financial
3.80% 8/24/27	3,395,000	3,252,188
5.30%µψ	35,000	34,256
5.875%µψ	3,960,000	4,059,000
Jefferies Group
4.15% 1/23/30	1,725,000	1,583,975
6.45% 6/8/27	5,627,000	6,223,074
6.50% 1/20/43	1,575,000	1,683,140
Lazard Group
3.625% 3/1/27	2,260,000	2,136,871
3.75% 2/13/25	1,075,000	1,040,212
		21,455,716
Capital Goods – 1.95%
Allegion US Holding 3.55% 10/1/27	2,666,000	2,485,352

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	3,475,000	$3,492,375
Crane 4.20% 3/15/48	2,370,000	2,293,108
Crown Americas 144A 4.75% 2/1/26 #	1,115,000	1,078,763
Martin Marietta Materials 4.25% 12/15/47	2,805,000	2,532,700
Northrop Grumman 3.25% 8/1/23	5,520,000	5,448,236
Nvent Finance 144A 4.55% 4/15/28 #	5,375,000	5,304,639
		22,635,173
Communications – 13.17%
Altice France 144A 6.25% 5/15/24 #	2,020,000	1,931,625
AMC Networks 4.75% 8/1/25	2,450,000	2,321,620
American Tower 3.60% 1/15/28	6,510,000	6,085,412
American Tower Trust I 144A 3.07% 3/15/23 #	3,726,000	3,651,750
AT&T
3.40% 8/14/24	3,880,000	3,920,952
3.90% 8/14/27	3,110,000	3,143,358
144A 4.30% 2/15/30 #	5,915,000	5,731,109
4.90% 8/14/37	2,555,000	2,586,521
144A 5.15% 11/15/46 #	2,585,000	2,556,774
5.25% 3/1/37	1,905,000	1,943,689
CCO Holdings
144A 5.125% 5/1/23 #	870,000	874,959
144A 5.50% 5/1/26 #	2,565,000	2,503,953
144A 5.875% 4/1/24 #	335,000	340,866
Charter Communications Operating
5.375% 4/1/38	1,720,000	1,689,402
5.75% 4/1/48	6,205,000	6,185,545
Crown Castle International
3.80% 2/15/28	4,995,000	4,748,588
5.25% 1/15/23	3,580,000	3,779,555
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	6,967,394
CSC Holdings
144A 5.375% 2/1/28 #	2,720,000	2,550,000
144A 6.625% 10/15/25 #	2,125,000	2,196,719
Discovery Communications 5.20% 9/20/47	8,590,000	8,432,184
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,100,317
Historic TW 6.875% 6/15/18	5,285,000	5,311,931
Myriad International Holdings 144A 4.85% 7/6/27 #	1,585,000	1,596,650
Nielsen Co. Luxembourg 144A 5.00% 2/1/25 #	2,715,000	2,677,669
SBA Tower Trust 144A 2.898% 10/8/19 #	3,005,000	3,005,464
Sprint Spectrum
144A 3.36% 9/20/21 #	4,265,625	4,260,805
144A 4.738% 3/20/25 #	4,195,000	4,247,437

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	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Telefonica Emisiones
4.895% 3/6/48	10,805,000	$10,724,946
5.134% 4/27/20	2,614,000	2,717,409
Time Warner Cable 7.30% 7/1/38	8,125,000	9,680,608
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,851,832
UPC Holding 144A 5.50% 1/15/28 #	2,760,000	2,580,600
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,572,000
Verizon Communications
4.125% 8/15/46	7,750,000	6,802,606
4.50% 8/10/33	11,820,000	11,618,548
Viacom 4.375% 3/15/43	5,030,000	4,462,951
		153,353,748
Consumer Cyclical – 6.38%
Alibaba Group Holding 4.00% 12/6/37	8,060,000	7,586,408
American Axle & Manufacturing 6.25% 3/15/26	2,540,000	2,520,950
BMW US Capital
144A 3.10% 4/12/21 #	3,515,000	3,503,518
144A 3.45% 4/12/23 #	3,515,000	3,491,244
Boyd Gaming 6.375% 4/1/26	2,920,000	3,064,452
Daimler Finance North America 144A 3.35% 2/22/23 #	6,405,000	6,319,737
Dollar Tree
3.70% 5/15/23	3,245,000	3,217,455
4.00% 5/15/25	4,610,000	4,569,574
4.20% 5/15/28	3,990,000	3,928,349
Ford Motor Credit 4.14% 2/15/23	8,485,000	8,485,000
General Motors Financial
3.55% 4/9/21	2,660,000	2,657,783
4.35% 4/9/25	1,795,000	1,781,136
5.25% 3/1/26	8,120,000	8,454,698
Royal Caribbean Cruises 3.70% 3/15/28	6,170,000	5,825,338
Service Corp. International 4.625% 12/15/27	2,320,000	2,274,296
Staples 144A 8.50% 9/15/25 #	1,630,000	1,528,125
Toyota Motor Credit 2.95% 4/13/21	5,040,000	5,021,079
		74,229,142
Consumer Non-Cyclical – 7.69%
Abbott Laboratories
3.40% 11/30/23	570,000	563,211
3.75% 11/30/26	4,675,000	4,613,471
Anheuser-Busch InBev Finance
3.30% 2/1/23	2,220,000	2,204,596
4.90% 2/1/46	7,265,000	7,507,667
Anheuser-Busch InBev Worldwide 4.60% 4/15/48	2,625,000	2,599,144

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Aramark Services 144A 5.00% 2/1/28 #	950,000	$926,639
BAT Capital 144A 3.222% 8/15/24 #	8,450,000	8,030,753
Becton Dickinson 3.363% 6/6/24	13,380,000	12,885,668
Boston Scientific 4.00% 3/1/28	5,400,000	5,350,145
Campbell Soup
3.30% 3/15/21	1,480,000	1,482,309
3.65% 3/15/23	5,690,000	5,658,352
Celgene 4.55% 2/20/48	2,515,000	2,375,705
CVS Health
3.35% 3/9/21	2,590,000	2,596,726
3.70% 3/9/23	8,020,000	7,997,978
4.10% 3/25/25	4,400,000	4,387,286
4.78% 3/25/38	1,580,000	1,563,446
Encompass Health 5.75% 11/1/24	2,775,000	2,833,969
General Mills
3.20% 4/16/21	970,000	969,322
3.70% 10/17/23	5,505,000	5,495,496
Mylan 144A 4.55% 4/15/28 #	3,005,000	2,947,794
Reynolds American 6.875% 5/1/20	1,435,000	1,534,029
Teva Pharmaceutical Finance Netherlands III
144A 6.00% 4/15/24 #	985,000	956,602
144A 6.75% 3/1/28 #	1,915,000	1,892,991
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,197,125
		89,570,424
Electric – 9.36%
AES 4.50% 3/15/23	2,094,000	2,107,087
Ameren 3.65% 2/15/26	2,455,000	2,381,112
Ameren Illinois 9.75% 11/15/18	6,971,000	7,228,686
Ausgrid Finance
144A 3.85% 5/1/23 #	4,000,000	4,009,127
144A 4.35% 8/1/28 #	2,935,000	2,938,394
Avangrid 3.15% 12/1/24	5,485,000	5,269,900
Cleveland Electric Illuminating
144A 3.50% 4/1/28 #	5,690,000	5,388,198
5.50% 8/15/24	3,360,000	3,669,390
ComEd Financing III 6.35% 3/15/33	6,500,000	6,938,750
DTE Electric 4.05% 5/15/48	7,175,000	7,142,784
Duke Energy 3.55% 9/15/21	4,235,000	4,264,241
Emera 6.75% 6/15/76 µ	5,600,000	6,087,200
Enel 144A 8.75% 9/24/73 #µ	4,125,000	4,893,281
Enel Finance International 144A 3.625% 5/25/27 #	12,025,000	11,365,479
Entergy Louisiana 4.00% 3/15/33	8,145,000	8,144,299

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	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
IPALCO Enterprises 3.70% 9/1/24	4,075,000	$3,947,843
Mississippi Power 3.95% 3/30/28	3,410,000	3,377,645
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	3,235,000	3,377,137
Nevada Power 2.75% 4/15/20	3,710,000	3,700,014
NextEra Energy Capital Holdings 3.55% 5/1/27	1,750,000	1,682,705
NV Energy 6.25% 11/15/20	4,475,000	4,810,515
Pennsylvania Electric 5.20% 4/1/20	341,000	350,891
Southwestern Electric Power 3.85% 2/1/48	4,230,000	3,986,486
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	1,880,000	1,874,276
		108,935,440
Energy – 11.36%
AmeriGas Partners 5.75% 5/20/27	4,086,000	3,953,205
Anadarko Petroleum 6.60% 3/15/46	6,615,000	8,180,756
Cheniere Corpus Christi Holdings 5.125% 6/30/27	1,345,000	1,316,419
Enbridge
3.70% 7/15/27	565,000	533,092
4.00% 10/1/23	2,280,000	2,283,090
6.00% 1/15/77 µ	3,600,000	3,514,500
6.25% 3/1/78 µ	1,810,000	1,767,285
Energy Transfer Partners
6.125% 12/15/45	7,980,000	8,174,991
6.625%µψ	5,105,000	4,837,370
EnLink Midstream Partners 6.00%µψ	1,705,000	1,604,072
Kinder Morgan
4.30% 3/1/28	2,800,000	2,727,971
5.05% 2/15/46	8,500,000	8,142,149
Kinder Morgan Energy Partners 9.00% 2/1/19	3,600,000	3,766,640
Marathon Oil
2.80% 11/1/22	1,865,000	1,786,347
5.20% 6/1/45	2,850,000	2,984,069
MPLX
4.50% 4/15/38	1,680,000	1,625,803
4.70% 4/15/48	5,445,000	5,157,407
4.875% 12/1/24	7,875,000	8,165,892
5.20% 3/1/47	485,000	496,390
Newfield Exploration
5.625% 7/1/24	1,345,000	1,432,425
5.75% 1/30/22	1,085,000	1,144,675
Noble Energy
3.85% 1/15/28	4,570,000	4,409,497

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
4.95% 8/15/47	705,000	$716,381
5.05% 11/15/44	2,050,000	2,125,731
5.625% 5/1/21	1,520,000	1,546,591
NuStar Logistics 5.625% 4/28/27	2,585,000	2,458,180
Occidental Petroleum 4.20% 3/15/48	4,900,000	4,837,392
ONEOK 7.50% 9/1/23	4,985,000	5,780,089
Petrobras Global Finance 7.25% 3/17/44	2,560,000	2,552,320
Petroleos Mexicanos 6.75% 9/21/47	3,125,000	3,029,687
Sabine Pass Liquefaction
5.625% 3/1/25	4,500,000	4,796,943
5.75% 5/15/24	4,945,000	5,313,410
5.875% 6/30/26	2,915,000	3,167,789
Targa Resources Partners 144A 5.875% 4/15/26 #	2,370,000	2,361,113
Transcanada Trust 5.875% 8/15/76 µ	2,245,000	2,317,963
Transcontinental Gas Pipe Line
144A 4.00% 3/15/28 #	1,715,000	1,664,795
144A 4.60% 3/15/48 #	2,035,000	1,950,633
Williams Partners 4.85% 3/1/48	1,580,000	1,519,053
Woodside Finance 144A 8.75% 3/1/19 #	7,800,000	8,164,584
		132,306,699
Finance Companies – 3.65%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	6,045,000	6,437,925
AerCap Ireland Capital 3.65% 7/21/27	9,910,000	9,193,382
Air Lease 3.00% 9/15/23	12,155,000	11,605,734
Aviation Capital Group 144A 3.50% 11/1/27 #	5,685,000	5,280,887
Depository Trust & Clearing 144A 4.875%#µψ	6,000,000	6,090,600
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	1,070,000	1,024,082
International Lease Finance 8.625% 1/15/22	2,500,000	2,909,455
		42,542,065
Insurance – 1.99%
AXA Equitable Holdings
144A 3.90% 4/20/23 #	1,565,000	1,559,422
144A 4.35% 4/20/28 #	1,540,000	1,503,164
144A 5.00% 4/20/48 #	2,535,000	2,422,783
MetLife
5.25%µψ	4,200,000	4,302,900
144A 9.25% 4/8/38 #	2,160,000	2,948,400
Nuveen Finance 144A 4.125% 11/1/24 #	1,850,000	1,857,616
Prudential Financial 5.375% 5/15/45 µ	3,370,000	3,412,125
Voya Financial 144A 4.70% 1/23/48 #µ	3,390,000	3,060,281

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	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
XLIT 4.805% (LIBOR03M + 2.458%)ψ●	2,042,000	$2,044,553
		23,111,244
Natural Gas – 0.35%
Sempra Energy
3.40% 2/1/28	1,625,000	1,536,156
3.80% 2/1/38	2,785,000	2,579,202
		4,115,358
Real Estate Investment Trusts – 2.43%
Corporate Office Properties 5.25% 2/15/24	5,730,000	5,974,053
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,172,171
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	3,008,600
Host Hotels & Resorts 3.75% 10/15/23	5,945,000	5,812,861
Kilroy Realty 3.45% 12/15/24	2,965,000	2,839,081
Life Storage 3.875% 12/15/27	840,000	796,758
LifeStorage 3.50% 7/1/26	2,745,000	2,558,198
WP Carey 4.60% 4/1/24	3,120,000	3,154,146
		28,315,868
Technology – 4.13%
Analog Devices
2.95% 1/12/21	6,720,000	6,672,324
4.50% 12/5/36	2,000,000	1,972,365
Broadcom 3.50% 1/15/28	3,755,000	3,455,012
CDK Global
4.875% 6/1/27	2,165,000	2,089,225
5.00% 10/15/24	3,160,000	3,215,300
Corning 4.375% 11/15/57	2,080,000	1,852,973
Dell International
144A 6.02% 6/15/26 #	4,100,000	4,348,957
144A 8.10% 7/15/36 #	2,180,000	2,577,782
MSCI 144A 4.75% 8/1/26 #	2,830,000	2,811,181
NXP
144A 4.125% 6/1/21 #	1,200,000	1,206,000
144A 4.625% 6/1/23 #	2,765,000	2,790,438
salesforce.com 3.70% 4/11/28	6,415,000	6,357,242
Tencent Holdings 144A 3.925% 1/19/38 #	6,350,000	5,983,702
Vantiv 144A 4.375% 11/15/25 #	2,815,000	2,698,881
		48,031,382
Transportation – 1.87%
Burlington Northern Santa Fe 4.05% 6/15/48	2,265,000	2,228,590
CH Robinson Worldwide 4.20% 4/15/28	2,410,000	2,384,443
DAE Funding
144A 4.50% 8/1/22 #	540,000	521,100

NQ-460 [4/18] 6/18 (519637)     9

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
DAE Funding
144A 5.00% 8/1/24 #	540,000	$521,802
FedEx 4.05% 2/15/48	5,960,000	5,432,439
Penske Truck Leasing 144A 4.20% 4/1/27 #	575,000	568,327
TTX 144A 4.20% 7/1/46 #	5,365,000	5,258,433
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ◆	1,299,334	1,304,662
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ◆	3,330,585	3,312,766
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ◆	267,744	256,744
		21,789,306
Total Corporate Bonds (cost $1,144,158,828)		1,118,908,210

Municipal Bonds – 0.87%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,195,000
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	330,000	386,483
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,596,894
Total Municipal Bonds (cost $7,888,138)		10,178,377

	Number of shares
Convertible Preferred Stock – 0.45%
Bank of America 7.25% exercise price $50.00 ψ	2,143	2,728,039
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	52,027	2,484,289
Total Convertible Preferred Stock (cost $5,429,856)		5,212,328

Preferred Stock – 0.80%
Bank of America 6.50% µψ	2,610,000	2,769,863
General Electric 5.11% µψ	3,982,000	3,947,157
GMAC Capital Trust I 7.624% 2/15/40 (LIBOR03M +
5.785%)●	50,000	1,329,500
Morgan Stanley 1.95% µψ	895,000	918,494
USB Realty 144A 3.495% (LIBOR03M + 1.147%)#ψ●	400,000	362,000
Total Preferred Stock (cost $8,847,804)		9,327,014

10     NQ-460 [4/18] 6/18 (519637)

	Principal amount°	Value (US $)
Short-Term Investments – 2.07%
Discount Note – 0.44%≠
Federal Home Loan Bank 0.00% 5/1/18	5,201,728	$5,201,728
		5,201,728
Repurchase Agreements – 1.63%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $2,601,007 (collateralized by US
government obligations 1.143%–2.625%
4/30/19–5/15/25; market value $2,652,909)	2,600,889	2,600,889
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $7,803,007 (collateralized by US
government obligations 0.00%–3.625%
5/24/18–1/15/26; market value $7,958,722)	7,802,666	7,802,666
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $8,550,530 (collateralized by US
government obligations 0.00%–2.875%
9/27/18–11/15/45; market value $8,721,140)	8,550,136	8,550,136
		18,953,691
Total Short-Term Investments (cost $24,155,419)		24,155,419
Total Value of Securities – 100.60%
(cost $1,194,006,656)		1,171,241,751
Liabilities Net of Receivables and Other Assets – (0.60%)★		(6,993,202)
Net Assets Applicable to 206,934,305 Shares Outstanding – 100.00%		$1,164,248,549

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $267,078,851, which represents 22.94% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $75,000 cash collateral held for futures contracts as of April 30, 2018.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-460 [4/18] 6/18 (519637)     11

Schedule of investments
Delaware Corporate Bond Fund

The following futures contracts were outstanding at April 30, 2018:

Futures Contracts

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
	US Treasury 2
(118)	yr Notes	$(25,021,532)	$(25,065,448)	7/2/18	$43,916	$1,844
	US Treasury 10
(154)	yr Notes	(18,422,250)	(18,515,683)	6/20/18	93,433	(19,250)
	US Treasury
86	Long Bond	12,370,563	12,302,947	6/21/18	67,616	51,063
Total Futures Contracts			$(31,278,184)		$204,965	$33,657

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

12     NQ-460 [4/18] 6/18 (519637)

Notes
Delaware Corporate Bond Fund	April 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Aug. 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-460 [4/18] 6/18 (519637)     13

(Unaudited)

Level 3	–	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$1,122,368,613	$1,122,368,613
Municipal Bonds	—	10,178,377	10,178,377
Convertible Preferred Stock[1]	2,728,039	2,484,289	5,212,328
Preferred Stock[1]	1,329,500	7,997,514	9,327,014
Short-Term Investments	—	24,155,419	24,155,419
Total Value of Securities	$4,057,539	$1,167,184,212	$1,171,241,751

Derivatives:[2]
Assets:
Futures Contracts	$204,965	$—	$204,965

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	14.25%	85.75%	100.00%

2Future contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

14     NQ-460 [4/18] 6/18 (519637)

(Unaudited)

During the period ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended April 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-460 [4/18] 6/18 (519637)     15

Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bonds – 0.30%
Blackstone Mortgage Trust 4.375% exercise price $35.67,
maturity date 5/5/22	1,545,000	$1,518,103
Blackstone Mortgage Trust 4.75% exercise price $36.23,
maturity date 3/15/23	550,000	538,803
Total Convertible Bonds (cost $2,098,741)		2,056,906

Corporate Bonds – 95.20%
Banking – 12.03%
Ally Financial 8.00% 11/1/31	595,000	726,019
Bank of America
3.946% 1/23/49 µ	6,700,000	6,176,064
3.97% 3/5/29 µ	2,910,000	2,857,920
Bank of New York Mellon 4.625%µψ	3,275,000	3,168,563
Credit Suisse Group 144A 6.25%#µψ	1,147,000	1,177,273
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	4,560,000	4,717,853
Fifth Third Bank 3.85% 3/15/26	5,000,000	4,904,507
Goldman Sachs Group
4.411% 4/23/39 µ	5,555,000	5,418,749
5.15% 5/22/45	3,780,000	3,913,573
JPMorgan Chase & Co.
3.897% 1/23/49 µ	8,895,000	8,017,836
3.964% 11/15/48 µ	1,300,000	1,187,318
6.75%µψ	1,500,000	1,631,250
KeyBank 6.95% 2/1/28	2,467,000	2,988,379
Lloyds Banking Group 4.344% 1/9/48	5,545,000	5,044,154
Morgan Stanley
4.375% 1/22/47	7,855,000	7,630,374
4.457% 4/22/39 µ	1,095,000	1,077,471
5.00% 11/24/25	1,450,000	1,504,942
PNC Financial Services Group 5.00%µψ	2,705,000	2,677,950
UBS 7.625% 8/17/22	4,020,000	4,527,324
UBS Group 6.875%µψ	1,365,000	1,436,682
US Bancorp
3.90% 4/26/28	2,050,000	2,055,993
5.125%µψ	2,805,000	2,878,631
USB Capital IX 3.50% (LIBOR03M + 1.02%)ψ●	810,000	736,047
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,520,825
Westpac Banking 5.00%µψ	875,000	798,017
		80,773,714
Basic Industry – 5.14%
Barrick North America Finance 5.75% 5/1/43	6,115,000	7,002,958
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,309,776
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	1,425,000	1,337,719

NQ-464 [4/18] 6/18 (519642)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific 8.00% 1/15/24	3,280,000	$4,018,295
Goldcorp 5.45% 6/9/44	3,980,000	4,304,025
International Paper 4.40% 8/15/47	1,976,000	1,825,881
Nucor 4.40% 5/1/48	5,065,000	5,027,893
RPM International 4.25% 1/15/48	3,115,000	2,858,600
Westlake Chemical 4.375% 11/15/47	7,315,000	6,839,292
		34,524,439
Brokerage – 1.77%
Charles Schwab 5.00%µψ	930,000	906,750
Jefferies Group
6.45% 6/8/27	2,640,000	2,919,658
6.50% 1/20/43	1,985,000	2,121,291
Lazard Group 3.75% 2/13/25	655,000	633,804
Legg Mason 5.625% 1/15/44	5,000,000	5,326,785
		11,908,288
Capital Goods – 5.48%
Airbus 144A 3.95% 4/10/47 #	5,310,000	5,237,066
Crane 4.20% 3/15/48	4,750,000	4,595,891
Martin Marietta Materials 4.25% 12/15/47	4,555,000	4,112,816
Northrop Grumman 4.03% 10/15/47	6,910,000	6,423,957
Rockwell Collins 4.35% 4/15/47	5,100,000	4,912,543
Snap-on 4.10% 3/1/48	5,415,000	5,437,907
Valmont Industries 5.00% 10/1/44	6,255,000	6,040,614
		36,760,794
Communications – 9.42%
AT&T
144A 4.30% 2/15/30 #	3,020,000	2,926,111
4.90% 8/14/37	3,140,000	3,178,738
144A 5.15% 11/15/46 #	1,420,000	1,404,495
5.25% 3/1/37	2,560,000	2,611,991
5.30% 8/14/58	1,585,000	1,603,191
Bell Canada 4.464% 4/1/48	7,960,000	7,879,241
Charter Communications Operating
5.375% 4/1/38	1,020,000	1,001,854
5.75% 4/1/48	5,755,000	5,736,956
Crown Castle International 4.75% 5/15/47	1,895,000	1,873,063
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,847,571
Discovery Communications 5.20% 9/20/47	4,935,000	4,844,334
Myriad International Holdings 144A 4.85% 7/6/27 #	975,000	982,166
Telefonica Emisiones 4.895% 3/6/48	5,955,000	5,910,879
Time Warner Cable 7.30% 7/1/38	5,265,000	6,273,034
UPC Holding 144A 5.50% 1/15/28 #	1,715,000	1,603,525

2     NQ-464 [4/18] 6/18 (519642)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
4.125% 8/15/46	3,945,000	$3,462,746
4.50% 8/10/33	6,480,000	6,369,559
5.50% 3/16/47	1,025,000	1,086,623
Viacom 4.375% 3/15/43	2,970,000	2,635,182
		63,231,259
Consumer Cyclical – 3.33%
Alibaba Group Holding 4.00% 12/6/37	4,040,000	3,802,616
Ford Motor 5.291% 12/8/46	1,785,000	1,715,532
General Motors
5.15% 4/1/38	2,450,000	2,343,060
6.75% 4/1/46	2,805,000	3,194,126
Lowe’s 4.05% 5/3/47	5,965,000	5,727,223
Marriott International 4.50% 10/1/34	4,610,000	4,620,930
Staples 144A 8.50% 9/15/25 #	984,000	922,500
		22,325,987
Consumer Non-Cyclical – 12.24%
Abbott Laboratories 4.90% 11/30/46	6,350,000	6,846,781
AbbVie 4.45% 5/14/46	5,380,000	5,161,809
Altria Group 3.875% 9/16/46	6,540,000	5,780,106
Anheuser-Busch InBev Finance 4.90% 2/1/46	10,910,000	11,274,418
Anheuser-Busch InBev Worldwide 4.60% 4/15/48	1,045,000	1,034,707
BAT Capital 144A 4.54% 8/15/47 #	7,485,000	7,065,121
Campbell Soup 4.80% 3/15/48	4,985,000	4,787,234
Celgene
4.55% 2/20/48	2,680,000	2,531,566
5.25% 8/15/43	4,315,000	4,537,201
CVS Health
4.78% 3/25/38	8,865,000	8,772,120
5.05% 3/25/48	3,285,000	3,361,269
Kraft Heinz Foods 4.375% 6/1/46	3,538,000	3,158,422
Molson Coors Brewing 4.20% 7/15/46	3,965,000	3,613,186
Mylan 144A 5.20% 4/15/48 #	4,760,000	4,617,890
Pernod Ricard 144A 5.50% 1/15/42 #	5,605,000	6,335,424
Tyson Foods 4.55% 6/2/47	3,410,000	3,315,456
		82,192,710
Electric – 15.14%
AEP Texas 3.80% 10/1/47	3,800,000	3,562,778
Alabama Power 3.70% 12/1/47	4,110,000	3,845,567
Ameren Illinois 3.70% 12/1/47	1,770,000	1,682,883
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,625,906
Appalachian Power 4.40% 5/15/44	5,595,000	5,753,771

NQ-464 [4/18] 6/18 (519642)     3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Baltimore Gas & Electric 3.75% 8/15/47	2,245,000	$2,125,378
Berkshire Hathaway Energy 144A 3.80% 7/15/48 #	5,185,000	4,850,090
Black Hills 4.20% 9/15/46	4,745,000	4,580,365
ComEd Financing III 6.35% 3/15/33	4,210,000	4,494,175
DTE Electric
3.75% 8/15/47	3,675,000	3,516,286
4.05% 5/15/48	3,280,000	3,265,273
Duke Energy 3.95% 8/15/47	3,240,000	2,996,255
Duke Energy Ohio 3.70% 6/15/46	1,000,000	941,161
Emera 6.75% 6/15/76 µ	3,445,000	3,744,715
Emera US Finance 4.75% 6/15/46	3,760,000	3,750,133
Enel Finance International 144A 4.75% 5/25/47 #	2,621,000	2,619,838
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,797,470
Entergy Louisiana
4.00% 3/15/33	1,885,000	1,884,838
4.95% 1/15/45	125,000	126,413
Florida Power & Light
3.70% 12/1/47	3,110,000	2,959,495
3.95% 3/1/48	2,640,000	2,625,130
Indianapolis Power & Light 144A 4.05% 5/1/46 #	2,760,000	2,669,160
Kansas City Power & Light 4.20% 6/15/47	3,370,000	3,326,200
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	935,000	976,081
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,359,013
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,399,867
Public Service Electric & Gas 3.60% 12/1/47	2,235,000	2,090,713
South Carolina Electric & Gas 4.10% 6/15/46	3,160,000	2,916,494
Southwestern Public Service 3.70% 8/15/47	3,165,000	2,985,804
Tampa Electric 4.20% 5/15/45	2,175,000	2,128,270
Union Electric 4.00% 4/1/48	5,315,000	5,229,469
Virginia Electric & Power 3.80% 9/15/47	4,115,000	3,856,832
		101,685,823
Energy – 12.32%
Anadarko Petroleum 6.60% 3/15/46	4,700,000	5,812,480
Enbridge
6.00% 1/15/77 µ	3,380,000	3,299,725
6.25% 3/1/78 µ	1,060,000	1,034,984
Energy Transfer Partners 6.125% 12/15/45	5,035,000	5,158,030
Eni 144A 5.70% 10/1/40 #	3,450,000	3,703,592
EnLink Midstream Partners
5.60% 4/1/44	1,185,000	1,157,605
6.00%µψ	1,030,000	969,029

4     NQ-464 [4/18] 6/18 (519642)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Kinder Morgan 5.05% 2/15/46	8,235,000	$7,888,306
Marathon Oil 5.20% 6/1/45	5,580,000	5,842,494
MPLX
4.50% 4/15/38	995,000	962,901
4.70% 4/15/48	6,175,000	5,848,850
5.20% 3/1/47	2,540,000	2,599,649
Newfield Exploration 5.625% 7/1/24	1,275,000	1,357,875
Noble Energy
4.95% 8/15/47	1,325,000	1,346,389
5.05% 11/15/44	5,200,000	5,392,098
Occidental Petroleum 4.20% 3/15/48	9,245,000	9,126,875
Petrobras Global Finance 7.25% 3/17/44	1,595,000	1,590,215
Petroleos Mexicanos 6.75% 9/21/47	1,595,000	1,546,353
Sabine Pass Liquefaction
5.625% 3/1/25	5,005,000	5,335,267
5.875% 6/30/26	1,720,000	1,869,159
Shell International Finance 4.00% 5/10/46	3,370,000	3,295,127
Transcanada Trust 5.875% 8/15/76 µ	1,400,000	1,445,500
Transcontinental Gas Pipe Line 144A 4.60% 3/15/48 #	2,240,000	2,147,134
Williams Partners 4.85% 3/1/48	940,000	903,740
Woodside Finance 144A 3.70% 3/15/28 #	3,245,000	3,103,531
		82,736,908
Finance Companies – 1.28%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,020,000	3,216,300
Depository Trust & Clearing 144A 4.875%#µψ	3,000,000	3,045,300
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	2,465,000	2,359,217
		8,620,817
Insurance – 7.29%
Alleghany 4.90% 9/15/44	3,525,000	3,565,030
Allstate 4.20% 12/15/46	2,830,000	2,796,164
AXA Equitable Holdings 144A 5.00% 4/20/48 #	4,000,000	3,822,932
Berkshire Hathaway Finance 4.30% 5/15/43	1,800,000	1,841,110
Brighthouse Financial 144A 4.70% 6/22/47 #	6,335,000	5,519,010
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	6,529,400
MetLife 4.60% 5/13/46	3,725,000	3,813,046
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,293,754
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	5,737,050
Progressive
4.125% 4/15/47	1,950,000	1,926,865
4.20% 3/15/48	5,075,000	5,038,430
Voya Financial 144A 4.70% 1/23/48 #µ	2,010,000	1,814,503

NQ-464 [4/18] 6/18 (519642)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
XLIT
4.805% (LIBOR03M + 2.458%)ψ●	1,260,000	$1,261,575
5.50% 3/31/45	1,895,000	1,999,638
		48,958,507
Natural Gas – 2.47%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	5,770,000	5,850,425
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	5,753,811
Sempra Energy
3.80% 2/1/38	1,760,000	1,629,945
4.00% 2/1/48	1,410,000	1,292,250
Southwest Gas 3.80% 9/29/46	2,150,000	2,041,485
		16,567,916
Technology – 4.10%
Apple 3.75% 11/13/47	8,315,000	7,743,505
Corning 4.375% 11/15/57	1,435,000	1,278,373
Dell International
144A 6.02% 6/15/26 #	1,935,000	2,052,495
144A 8.10% 7/15/36 #	1,880,000	2,223,041
Oracle 4.00% 11/15/47	5,580,000	5,429,979
salesforce.com 3.70% 4/11/28	2,340,000	2,318,932
Tencent Holdings 144A 3.925% 1/19/38 #	1,785,000	1,682,033
Texas Instruments 4.15% 5/15/48	4,805,000	4,783,666
		27,512,024
Transportation – 3.19%
Burlington Northern Santa Fe 4.05% 6/15/48	1,325,000	1,303,701
FedEx 4.05% 2/15/48	3,585,000	3,267,667
Norfolk Southern 4.15% 2/28/48	4,795,000	4,668,870
Penske Truck Leasing 144A 3.40% 11/15/26 #	3,880,000	3,643,841
TTX 144A 4.20% 7/1/46 #	3,070,000	3,009,019
United Parcel Service 3.75% 11/15/47	5,920,000	5,529,146
		21,422,244
Total Corporate Bonds (cost $656,657,395)		639,221,430

Municipal Bonds – 2.79%
Chicago, Illinois O’Hare International Airport Third Lien
Revenue
(Taxable Build America Bond - Direct Payment) Series B
6.395% 1/1/40	3,800,000	5,063,006
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	200,000	234,232

6     NQ-464 [4/18] 6/18 (519642)

(Unaudited)

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Long Island, New York Power Authority Electric System
Revenue
(Taxable Build America Bond) Series B 5.85% 5/1/41	3,600,000	$4,188,420
Los Angeles, California Department of Water & Power
Revenue
(Taxable Build America Bond) Series D 6.574% 7/1/45	2,225,000	3,150,622
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A-2 6.089%
11/15/40	3,205,000	4,105,990
Oregon Department of Transportation Highway User Tax
Revenue
(Taxable Build America Bond-Subordinate Lien) Series A
5.834% 11/15/34	1,605,000	1,968,452
Total Municipal Bonds (cost $14,705,021)		18,710,722

US Treasury Obligation – 0.14%
US Treasury Note
2.75% 2/15/28	970,000	953,726
Total US Treasury Obligation (cost $953,669)		953,726

	Number of shares
Convertible Preferred Stock – 0.50%
Bank of America 7.25% exercise price $50.00 ψ	1,360	1,731,280
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	34,000	1,623,500
Total Convertible Preferred Stock
(cost $3,482,960)		3,354,780

Preferred Stock – 0.99%
Bank of America 6.50% µψ	1,500,000	1,591,875
General Electric 5.00% µψ	2,359,000	2,338,359
Morgan Stanley 5.55% µψ	2,280,000	2,339,850
USB Realty 144A 3.495% (LIBOR03M + 1.147%)#ψ●	400,000	362,000
Total Preferred Stock (cost $6,608,439)		6,632,084

	Principal amount°
Short-Term Investments – 0.08%
Discount Notes – 0.04%≠
Federal Home Loan Bank
0.00% 5/1/18	71,502	71,502

NQ-464 [4/18] 6/18 (519642)     7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
1.579% 5/4/18	32,975	$32,970
1.619% 5/2/18	188,503	188,495
		292,967
Repurchase Agreements – 0.04%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $35,752 (collateralized by US
government obligations 1.143%–2.625%
4/30/19–5/15/25; market value $36,466)	35,751	35,751
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $107,257 (collateralized by US
government obligations 0.00%–3.625%
5/24/18–1/15/26; market value $109,398)	107,252	107,252
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $117,532 (collateralized by US
government obligations 0.00%–2.875%
9/27/18–11/15/45; market value $119,877)	117,527	117,527
		260,530
Total Short-Term Investments (cost $553,497)		553,497

Total Value of Securities – 100.00%
(cost $685,059,722)		671,483,145
Liabilities Net of Receivables and Other Assets – 0.00%		(26,293)
Net Assets Applicable to 106,929,172 Shares Outstanding – 100.00%		$671,456,852

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $111,439,421, which represents 16.60% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

8     NQ-464 [4/18] 6/18 (519642)

(Unaudited)

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

NQ-464 [4/18] 6/18 (519642)     9

Notes
Delaware Extended Duration Bond Fund	April 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, July 31, 2017.

Security Valuation ‒ Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

10     NQ-464 [4/18] 6/18 (519642)

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 1	Level 2	Total
Securities
Assets:
Corporate Debt	$—	$641,278,336	$641,278,336
Municipal Bonds	—	18,710,722	18,710,722
Convertible Preferred Stock	1,731,280	1,623,500	3,354,780
Preferred Stock	—	6,632,084	6,632,084
US Treasury Obligation	—	953,726	953,726
Short-Term Investments	—	553,497	553,497
Total Value of Securities	$1,731,280	$669,751,865	$671,483,145

During the period ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended April 30, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-464 [4/18] 6/18 (519642)     11

Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 89.16%
Automotive – 0.34%
American Tire Distributors 144A 10.25% 3/1/22 #	1,475,000	$785,437
		785,437
Banking – 4.13%
Banco Bilbao Vizcaya Argentaria 6.125%µψ	1,200,000	1,162,860
Credit Suisse Group 144A 6.25% #µψ	1,380,000	1,416,422
HSBC Holdings 6.50%µψ	1,695,000	1,724,663
Lloyds Banking Group 7.50% µψ	1,655,000	1,789,883
Royal Bank of Scotland Group 8.625% µψ	1,070,000	1,174,325
UBS Group 6.875% µψ	2,225,000	2,345,996
		9,614,149
Basic Industry – 13.98%
Aleris International 7.875% 11/1/20	1,190,000	1,178,100
Allegheny Technologies 7.875% 8/15/23	1,064,000	1,156,887
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,008,656
Boise Cascade 144A 5.625% 9/1/24 #	907,000	922,873
Cleveland-Cliffs 5.75% 3/1/25	1,495,000	1,447,354
First Quantum Minerals
144A 6.50% 3/1/24 #	1,070,000	1,019,175
144A 6.875% 3/1/26 #	505,000	481,013
144A 7.25% 5/15/22 #	595,000	602,854
Freeport-McMoRan 6.875% 2/15/23	925,000	996,687
Hudbay Minerals
144A 7.25% 1/15/23 #	165,000	172,837
144A 7.625% 1/15/25 #	1,290,000	1,372,637
IAMGOLD 144A 7.00% 4/15/25 #	840,000	858,900
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,475,000	1,637,250
M/I Homes 5.625% 8/1/25	1,200,000	1,161,000
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,615,000	1,728,050
NOVA Chemicals 144A 5.25% 6/1/27 #	2,485,000	2,398,025
Novelis 144A 6.25% 8/15/24 #	1,700,000	1,736,125
Pisces Midco 144A 8.00% 4/15/26 #	1,735,000	1,744,195
Platform Specialty Products 144A 5.875% 12/1/25 #	2,430,000	2,372,287
Standard Industries 144A 6.00% 10/15/25 #	2,630,000	2,741,775
Tronox 144A 6.50% 4/15/26 #	720,000	718,200
Tronox Finance 144A 5.75% 10/1/25 #	2,010,000	1,959,750
William Lyon Homes 144A 6.00% 9/1/23 #	1,165,000	1,167,563
WR Grace & Co. 144A 5.625% 10/1/24 #	48,000	49,740
Zekelman Industries 144A 9.875% 6/15/23 #	1,750,000	1,929,375
		32,561,308
Capital Goods – 5.34%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	2,380,000	2,412,725
Bombardier 144A 7.50% 12/1/24 #	600,000	633,000

NQ-137 [4/18] 6/18 (519620)     1

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
BWAY Holding 144A 7.25% 4/15/25 #	1,695,000	$1,745,341
Eagle Intermediate Global Holding 144A 7.50% 5/1/25 #	940,000	965,850
Flex Acquisition 144A 6.875% 1/15/25 #	1,370,000	1,379,419
Titan Acquisition 144A 7.75% 4/15/26 #	1,170,000	1,168,538
Titan International 144A 6.50% 11/30/23 #	1,151,000	1,170,797
TransDigm 6.375% 6/15/26	1,075,000	1,083,063
Trident Merger Sub 144A 6.625% 11/1/25 #	1,900,000	1,866,750
		12,425,483
Consumer Cyclical – 5.45%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	1,847,750
Boyne USA 144A 7.25% 5/1/25 #	1,020,000	1,058,556
ESH Hospitality 144A 5.25% 5/1/25 #	1,345,000	1,318,100
Golden Nugget 144A 8.75% 10/1/25 #	1,893,000	1,982,917
Penn National Gaming 144A 5.625% 1/15/27 #	1,555,000	1,492,800
Penske Automotive Group 5.50% 5/15/26	1,470,000	1,429,575
Scientific Games International 10.00% 12/1/22	2,685,000	2,903,183
Staples 144A 8.50% 9/15/25 #	705,000	660,937
		12,693,818
Consumer Non-Cyclical – 4.71%
Albertsons 6.625% 6/15/24	712,000	667,493
Charles River Laboratories International 144A
5.50% 4/1/26 #	1,740,000	1,774,278
Dean Foods 144A 6.50% 3/15/23 #	945,000	908,381
JBS USA LUX
144A 5.75% 6/15/25 #	870,000	821,889
144A 6.75% 2/15/28 #	1,055,000	1,014,119
Minerva Luxembourg 144A 6.50% 9/20/26 #	620,000	588,225
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	916,300
Sigma Holdco 144A 7.875% 5/15/26 #	1,740,000	1,748,700
Tempur Sealy International 5.50% 6/15/26	1,350,000	1,282,500
Weight Watchers International 144A 8.625% 12/1/25 #	1,155,000	1,244,513
		10,966,398
Energy – 16.85%
Alta Mesa Holdings 7.875% 12/15/24	1,956,000	2,034,240
AmeriGas Partners
5.625% 5/20/24	588,000	588,000
5.875% 8/20/26	1,165,000	1,162,087
Cheniere Corpus Christi Holdings 7.00% 6/30/24	1,165,000	1,277,131
Cheniere Energy Partners 144A 5.25% 10/1/25 #	1,555,000	1,523,900
Chesapeake Energy 144A 8.00% 1/15/25 #	2,430,000	2,361,960
Crestwood Midstream Partners 5.75% 4/1/25	1,405,000	1,396,219
Diamond Offshore Drilling 7.875% 8/15/25	1,735,000	1,787,050

2     NQ-137 [4/18] 6/18 (519620)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Ensco 7.75% 2/1/26	1,850,000	$1,745,937
Genesis Energy 6.50% 10/1/25	1,995,000	1,970,063
Gulfport Energy
6.375% 5/15/25	600,000	578,064
6.375% 1/15/26	1,500,000	1,444,125
Laredo Petroleum 6.25% 3/15/23	1,745,000	1,779,900
Murphy Oil 6.875% 8/15/24	2,800,000	2,971,500
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,473,156
Oasis Petroleum 144A 6.25% 5/1/26 #	1,265,000	1,265,000
Precision Drilling 144A 7.125% 1/15/26 #	2,450,000	2,480,625
Southwestern Energy 7.75% 10/1/27	2,835,000	2,934,225
Summit Midstream Holdings 5.75% 4/15/25	990,000	949,390
Targa Resources Partners
5.375% 2/1/27	1,420,000	1,366,750
144A 5.875% 4/15/26 #	950,000	946,438
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,488,506
Whiting Petroleum 144A 6.625% 1/15/26 #	1,785,000	1,831,856
WildHorse Resource Development 6.875% 2/1/25	1,830,000	1,866,600
		39,222,722
Healthcare – 8.73%
Air Medical Group Holdings 144A 6.375% 5/15/23 #	1,928,000	1,855,700
CHS 6.25% 3/31/23	1,915,000	1,751,028
Encompass Health
5.75% 11/1/24	835,000	852,744
5.75% 9/15/25	1,655,000	1,700,513
HCA
5.375% 2/1/25	1,275,000	1,271,813
5.875% 2/15/26	900,000	913,500
7.58% 9/15/25	690,000	755,550
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	588,838
144A 5.75% 9/1/23 #	1,105,000	1,146,437
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	1,693,000	1,727,554
Polaris Intermediate 144A PIK 8.50% 12/1/22 #	600,000	610,500
Surgery Center Holdings
144A 6.75% 7/1/25 #	1,075,000	1,021,250
144A 8.875% 4/15/21 #	1,810,000	1,868,825
Tenet Healthcare
144A 5.125% 5/1/25 #	385,000	376,819
8.125% 4/1/22	2,015,000	2,105,675

NQ-137 [4/18] 6/18 (519620)     3

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Teva Pharmaceutical Finance Netherlands III 144A
6.00% 4/15/24 #	1,825,000	$1,772,384
		20,319,130
Insurance – 5.08%
Acrisure 144A 7.00% 11/15/25 #	1,335,000	1,265,179
AssuredPartners 144A 7.00% 8/15/25 #	2,340,000	2,316,600
HUB International 144A 7.00% 5/1/26 #	2,955,000	2,969,775
NFP 144A 6.875% 7/15/25 #	2,375,000	2,339,375
USIS Merger Sub 144A 6.875% 5/1/25 #	2,915,000	2,944,150
		11,835,079
Media – 7.98%
Altice France 144A 6.00% 5/15/22 #	625,000	618,719
Altice Luxembourg 144A 7.75% 5/15/22 #	1,955,000	1,874,356
CCO Holdings
144A 5.50% 5/1/26 #	25,000	24,405
144A 5.75% 2/15/26 #	2,285,000	2,273,575
144A 5.875% 5/1/27 #	1,480,000	1,450,400
Cequel Communications Holdings I
144A 7.50% 4/1/28 #	1,325,000	1,349,844
144A 7.75% 7/15/25 #	725,000	766,687
CSC Holdings 144A 10.875% 10/15/25 #	1,050,000	1,233,750
Gray Television 144A 5.875% 7/15/26 #	1,225,000	1,182,125
Nexstar Broadcasting 144A 5.625% 8/1/24 #	1,390,000	1,372,625
Radiate Holdco 144A 6.625% 2/15/25 #	1,372,000	1,275,960
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,596,000
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,475,000	2,366,719
VTR Finance 144A 6.875% 1/15/24 #	1,150,000	1,191,987
		18,577,152
Services – 6.35%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,222,100
Avis Budget Car Rental 144A 6.375% 4/1/24 #	1,540,000	1,566,950
Covanta Holding 5.875% 7/1/25	1,320,000	1,287,000
GEO Group
5.875% 10/15/24	20,000	20,000
6.00% 4/15/26	1,215,000	1,203,215
Herc Rentals 144A 7.75% 6/1/24 #	810,000	877,837
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,240,000	1,202,800
Prime Security Services Borrower 144A 9.25% 5/15/23 #	1,774,000	1,909,268
TMS International 144A 7.25% 8/15/25 #	905,000	938,938
United Rentals North America
5.50% 5/15/27	1,990,000	1,990,000
5.875% 9/15/26	865,000	905,006

4     NQ-137 [4/18] 6/18 (519620)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
WeWork 144A 7.875% 5/1/25 #	1,710,000	$1,658,700
		14,781,814
Technology & Electronics – 2.30%
CommScope Technologies
144A 5.00% 3/15/27 #	2,420,000	2,323,200
144A 6.00% 6/15/25 #	560,000	579,600
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	1,270,000	1,406,525
RP Crown Parent 144A 7.375% 10/15/24 #	1,015,000	1,055,600
		5,364,925
Telecommunications – 5.47%
CenturyLink 6.75% 12/1/23	1,325,000	1,321,687
Frontier Communications 144A 8.50% 4/1/26 #	1,025,000	999,375
Level 3 Financing 5.375% 5/1/25	2,395,000	2,364,344
Sprint
7.125% 6/15/24	1,730,000	1,785,689
7.625% 3/1/26	595,000	627,725
7.875% 9/15/23	1,810,000	1,945,750
T-Mobile USA
6.375% 3/1/25	1,145,000	1,205,113
6.50% 1/15/26	100,000	106,500
Zayo Group 6.375% 5/15/25	2,285,000	2,374,001
		12,730,184
Transportation – 0.53%
XPO Logistics 144A 6.125% 9/1/23 #	1,193,000	1,239,229
		1,239,229
Utilities – 1.92%
Calpine
5.75% 1/15/25	3,590,000	3,293,825
144A 5.875% 1/15/24 #	1,155,000	1,166,550
		4,460,375
Total Corporate Bonds (cost $209,554,862)		207,577,203

Loan Agreements – 8.51%
Applied Systems 2nd Lien 9.302% (LIBOR03M + 7.00%)
9/19/25 ●	2,270,000	2,349,450
Blue Ribbon 1st Lien 5.894% (LIBOR03M + 4.00%)
11/13/21 ●	664,000	663,723
BWAY Tranche B 1st Lien 5.587% (LIBOR03M + 3.25%)
4/3/24 ●	980,000	987,146
CH Hold 2nd Lien 9.151% (LIBOR03M + 7.25%) 2/1/25 ●	380,000	387,600

NQ-137 [4/18] 6/18 (519620)     5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Deck Chassis Acquisition 2nd Lien 7.901% (LIBOR03M +
6.00%) 6/15/23 ●	590,000	$601,800
DG Investment Intermediate Holdings 2nd Lien 9.052%
(LIBOR03M + 6.75%) 2/1/26 ●	170,000	172,550
Digicel International Finance Tranche B 1st Lien 5.61%
(LIBOR03M + 3.25%) 5/10/24 ●	1,201,981	1,200,728
Frontier Communications Tranche B1 1st Lien 5.66%
(LIBOR03M + 3.75%) 6/15/24 ●	1,206,960	1,194,136
HVSC Merger Sub 2nd Lien 10.151% (LIBOR03M +
8.25%) 10/26/25 ●	560,000	561,400
HVSC Merger Sub Tranche B 1st Lien 6.302% (LIBOR03M
+ 4.00%) 10/20/24 ●	603,488	610,277
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 ●	1,405,000	1,461,200
Lucid Energy Group II Borrower 1st Lien 4.897%
(LIBOR03M + 3.00%) 2/18/25 ●	1,205,000	1,201,988
Marketo Tranche B 1st Lien 5.043% (LIBOR03M + 3.25%)
2/7/25 ●	1,275,000	1,273,207
PharMerica Tranche B 2nd Lien 9.645% (LIBOR03M +
7.75%) 12/7/25 ●	170,000	170,850
Russell Investments US Institutional Holdco Tranche B 1st
Lien 6.552% (LIBOR03M + 4.25%) 6/1/23 ●	1,858,192	1,874,452
Sable International Finance Tranche B4 1st Lien 5.151%
(LIBOR03M + 3.25%) 2/2/26 ●	1,235,000	1,245,323
Stars Group Holdings Tranche B 1st Lien
5.325% (LIBOR03M + 3.00%) 4/6/25 ●	1,185,000	1,192,258
5.517% (LIBOR03M + 3.50%) 8/1/21 ●	540,000	542,815
Summit Midstream Partners Holdings Tranche B 1st Lien
7.901% (LIBOR03M + 6.00%) 5/21/22 ●	646,800	654,885
Utz Quality Foods 1st Lien 5.398% (LIBOR03M + 3.50%)
11/21/24 ●	603,488	610,465
VC GB Holdings 2nd Lien 9.901% (LIBOR03M + 8.00%)
2/28/25 =●	255,000	257,869
WideOpenWest Finance Tranche B 1st Lien 5.146%
(LIBOR03M + 3.25%) 8/19/23 ●	613,459	599,042
Total Loan Agreements (cost $19,477,187)		19,813,164

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

6     NQ-137 [4/18] 6/18 (519620)

	Principal amount°	Value (US $)
Short-Term Investments – 3.36%
Discount Note – 0.72%≠
Federal Home Loan Bank 0.00% 5/1/18	1,685,313	$1,685,313
		1,685,313
Repurchase Agreements – 2.64%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $842,703 (collateralized by US
government obligations 1.143%–2.625%
4/30/19–5/15/25; market value $859,518)	842,664	842,664
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $2,528,103 (collateralized by US
government obligations 0.00%–3.625%
5/24/18–1/15/26; market value $2,578,553)	2,527,993	2,527,993
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $2,770,294 (collateralized by US
government obligations 0.00%–2.875%
9/27/18–11/15/45; market value $2,825,570)	2,770,166	2,770,166
		6,140,823
Total Short-Term Investments (cost $7,826,136)		7,826,136

Total Value of Securities – 101.03%
(cost $236,986,847)		235,216,503
Liabilities Net of Receivables and Other Assets – (1.03%)		(2,387,481)
Net Assets Applicable to 62,465,489 Shares Outstanding – 100.00%		$232,829,022

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $127,120,769, which represents 54.60% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
†	Non-income producing security.

NQ-137 [4/18] 6/18 (519620)     7

Schedule of investments
Delaware High-Yield Opportunities Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

See accompanying notes.

8     NQ-137 [4/18] 6/18 (519620)

Notes
Delaware High-Yield Opportunities Fund	April 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, July 31, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

NQ-137 [4/18] 6/18 (519620)     9

(Unaudited)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$207,577,203	$—	$207,577,203
Loan Agreements	19,555,295	257,869	19,813,164
Common Stock	—	—	—
Short-Term Investments	7,826,136	—	7,826,136
Total Value of Securities	$234,958,634	$257,869	$235,216,503

1Security type is valued across multiple levels. Level 2 investments represent investments with observable input or matrix-price investments and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments and Level 3 investments represent the following percentages of the total value of this security type:

	Level 1	Level 2	Total
Loan Agreements	98.70%	1.30%	100.00%

The security that has been valued at zero on the “Schedule of investments” is considered to be Level 3 investments in this table.

During the period ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

10     NQ-137 [4/18] 6/18 (519620)

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-137 [4/18] 6/18 (519620)     11

Schedule of investments
Delaware Floating Rate Fund	April 30, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 8.72%
Banking – 1.36%
Credit Suisse Group 144A 6.25%#µψ	300,000	$307,918
Lloyds Banking Group 7.50%µψ	800,000	865,200
Royal Bank of Scotland Group 8.625%µψ	800,000	878,000
UBS Group 6.875%µψ	1,000,000	1,054,380
		3,105,498
Basic Industry – 0.82%
Allegheny Technologies 5.95% 1/15/21	250,000	255,000
First Quantum Minerals 144A 7.25% 5/15/22 #	500,000	506,600
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,000,000	1,110,000
		1,871,600
Capital Goods – 0.48%
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	267,500
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	200,000	217,750
Zekelman Industries 144A 9.875% 6/15/23 #	550,000	606,375
		1,091,625
Communications – 2.04%
Altice France 144A 6.00% 5/15/22 #	500,000	494,975
Altice Luxembourg 144A 7.75% 5/15/22 #	1,500,000	1,438,125
CSC Holdings 144A 10.875% 10/15/25 #	500,000	587,500
Frontier Communications 144A 8.50% 4/1/26 #	250,000	243,750
Sprint 7.875% 9/15/23	500,000	537,500
Sprint Communications 11.50% 11/15/21	500,000	600,000
Univision Communications 144A 5.125% 5/15/23 #	250,000	238,125
VTR Finance 144A 6.875% 1/15/24 #	500,000	518,255
		4,658,230
Consumer Cyclical – 0.63%
American Tire Distributors 144A 10.25% 3/1/22 #	207,000	110,227
Scientific Games International 10.00% 12/1/22	1,000,000	1,081,260
William Lyon Homes 144A 6.00% 9/1/23 #	250,000	250,550
		1,442,037
Consumer Non-Cyclical – 1.75%
CHS 6.25% 3/31/23	500,000	457,187
HCA 7.50% 2/15/22	1,000,000	1,102,501
Polaris Intermediate 144A PIK 8.50% 12/1/22 #	300,000	305,250
Prime Security Services Borrower 144A 9.25% 5/15/23 #	202,000	217,403
Safeway 3.95% 8/15/20	150,000	138,750
Surgery Center Holdings
144A 6.75% 7/1/25 #	250,000	237,500
144A 8.875% 4/15/21 #	1,000,000	1,032,500

NQ-215 [4/18] 6/18 (519626)     1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Tenet Healthcare 8.125% 4/1/22	250,000	$261,250
Teva Pharmaceutical Finance Netherlands III 144A
6.00% 4/15/24 #	250,000	242,792
		3,995,133
Energy – 0.64%
Alta Mesa Holdings 7.875% 12/15/24	250,000	260,000
Chesapeake Energy 144A 8.00% 1/15/25 #	250,000	243,000
Ensco 7.75% 2/1/26	200,000	188,750
Genesis Energy 6.00% 5/15/23	250,000	245,625
Laredo Petroleum 6.25% 3/15/23	250,000	255,000
Southwestern Energy 7.75% 10/1/27	250,000	258,750
		1,451,125
Financial Services – 0.11%
NFP 144A 6.875% 7/15/25 #	250,000	246,250
		246,250
Insurance – 0.48%
AssuredPartners 144A 7.00% 8/15/25 #	100,000	99,000
HUB International 144A 7.00% 5/1/26 #	1,000,000	1,005,000
		1,104,000
Technology – 0.24%
Genesys Telecommunications Laboratories 144A
10.00% 11/30/24 #	250,000	276,875
Solera 144A 10.50% 3/1/24 #	250,000	279,375
		556,250
Utilities – 0.17%
Calpine
144A 5.25% 6/1/26 #	250,000	240,156
5.75% 1/15/25	150,000	137,625
		377,781
Total Corporate Bonds (cost $20,457,271)		19,899,529

Loan Agreements – 90.47%
Acrisure Tranche B 1st Lien 6.609% (LIBOR03M + 4.25%)
11/22/23 ●	2,538,622	2,566,389
Air Medical Group Holdings Tranche B 1st Lien 5.128%
(LIBOR03M + 3.25%) 4/28/22 ●	2,092,747	2,104,374
Albertson’s Tranche B4 1st Lien 4.651% (LIBOR03M +
2.75%) 8/25/21 ●	2,700,378	2,680,800
Alpha 3 Tranche B1 1st Lien 5.302% (LIBOR03M + 3.00%)
1/31/24 ●	1,725,084	1,737,664
Altice France Tranche B11 1st Lien 4.651% (LIBOR03M +
2.75%) 7/18/25 ●	1,955,250	1,938,752

2	NQ-215 [4/18] 6/18 (519626)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Altice France Tranche B12 1st Lien 5.348% (LIBOR03M +
3.00%) 1/31/26 ●	778,102	$771,051
Altice US Finance I Tranche B 1st Lien 4.151% (LIBOR03M
+ 2.25%) 7/28/25 ●	488,788	488,788
American Tire Distributors Tranche B 1st Lien 6.244%
(LIBOR03M + 4.25%) 9/1/21 ●	500,000	441,597
Apergy Tranche B 1st Lien 4.825% (LIBOR03M + 2.50%)
4/20/25 ●	2,000,000	2,014,166
Applied Systems 2nd Lien 9.302% (LIBOR03M + 7.00%)
9/19/25 ●	2,745,000	2,841,075
AssuredPartners Tranche B 1st Lien 5.151% (LIBOR03M +
3.25%) 10/22/24 ●	3,000,000	3,016,875
ATI Holdings Acquisition Tranche B 1st Lien 5.831%
(LIBOR03M + 3.50%) 5/10/23 ●	609,150	612,322
ATS Consolidated 2nd Lien 9.659% (LIBOR03M + 7.75%)
2/28/26 ●	1,000,000	1,018,750
ATS Consolidated Tranche B 1st Lien 5.659% (LIBOR03M
+ 3.75%) 2/28/25 ●	1,000,000	1,011,875
Blue Ribbon 1st Lien 5.894% (LIBOR03M + 4.00%)
11/13/21 ●	1,371,167	1,370,596
Builders FirstSource 1st Lien 5.302% (LIBOR03M +
3.00%) 2/29/24 ●	2,399,773	2,416,271
BWAY Tranche B 1st Lien 5.587% (LIBOR03M + 3.25%)
4/3/24 ●	2,481,250	2,499,343
Calpine Construction Finance 1st Lien 4.401% (LIBOR03M
+ 2.50%) 1/15/25 ●	155,232	155,745
Calpine Tranche B6 1st Lien 5.06% (LIBOR03M + 2.75%)
1/15/23 ●	363,677	365,820
CenturyLink Tranche B 1st Lien 4.651% (LIBOR03M +
2.75%) 1/31/25 ●	820,943	809,911
CH Hold 2nd Lien 9.151% (LIBOR03M + 7.25%) 2/1/25 ●	1,620,000	1,652,400
Change Healthcare Holdings Tranche B 1st Lien 4.651%
(LIBOR03M + 2.75%) 3/1/24 ●	1,607,952	1,616,117
Charter Communications Operating 1st Lien 3.91%
(LIBOR03M + 2.00%) 4/30/25 ●	314,213	316,069
Chesapeake Energy 1st Lien 9.444% (LIBOR03M + 7.50%)
8/23/21 ●	2,445,000	2,593,228
Community Health Systems Tranche G 1st Lien 4.984%
(LIBOR03M + 3.00%) 12/31/19 ●	1,000,000	985,563
Community Health Systems Tranche H 1st Lien 5.234%
(LIBOR03M + 3.25%) 1/27/21 ●	1,000,000	971,250
Constellis Holdings 1st Lien 7.302% (LIBOR03M + 5.00%)
4/21/24 ●	1,589,231	1,599,827
Constellis Holdings 2nd Lien 11.302% (LIBOR03M +
9.00%) 4/21/25 ●	295,000	297,950

NQ-215 [4/18] 6/18 (519626)     3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Core & Main Tranche B 1st Lien 5.006% (LIBOR03M +
3.00%) 8/1/24 ●	2,487,500	$2,503,047
CP VI Bella Topco 1st Lien 4.901% (LIBOR03M + 3.00%)
12/28/24 ●	997,500	996,877
CP VI Bella Topco 2nd Lien 8.651% (LIBOR03M + 6.75%)
12/28/25 ●	500,000	500,625
Crestwood Holdings Tranche B 1st Lien 9.40%
(LIBOR03M + 7.50%) 3/5/23 ●	3,500,000	3,470,835
CSC Holdings Tranche B 1st Lien 4.147% (LIBOR03M +
2.25%) 7/17/25 ●	1,933,459	1,935,634
Dakota Holdings Tranche B 1st Lien
5.452% (LIBOR03M + 3.25%) 2/13/25 ●	2,000,000	2,006,000
5.552% (LIBOR03M + 3.25%) 2/13/25 ●	1,000,000	1,003,000
Deck Chassis Acquisition 2nd Lien 7.901% (LIBOR03M +
6.00%) 6/15/23 ●	1,750,000	1,785,000
Delek US Holdings Tranche B 1st Lien 4.401% (LIBOR03M
+ 2.50%) 3/30/25 ●	3,000,000	3,015,000
DG Investment Intermediate Holdings 2 1st Lien 5.302%
(LIBOR03M + 3.00%) 1/29/25 ●	2,258,065	2,260,887
DG Investment Intermediate Holdings 2 Tranche DD 1st
Lien 4.773% (LIBOR03M + 3.00%) 1/29/25 ●	241,935	242,238
DG Investment Intermediate Holdings 2nd Lien 9.052%
(LIBOR03M + 6.75%) 2/1/26 ●	1,250,000	1,268,750
Digicel International Finance Tranche B 1st Lien 5.61%
(LIBOR03M + 3.25%) 5/10/24 ●	2,985,002	2,981,891
EIF Channelview Cogeneration Tranche B 1st Lien 6.552%
(LIBOR03M + 4.25%) 4/20/25 ●	1,000,000	1,011,250
ExamWorks Group Tranche B1 1st Lien 5.151%
(LIBOR03M + 3.25%) 7/27/23 ●	1,678,759	1,691,873
Exgen Renewables IV Tranche B 1st Lien 4.99%
(LIBOR03M + 3.00%) 11/28/24 ●	997,500	1,006,228
First Eagle Holdings Tranche B 1st Lien 5.302%
(LIBOR03M + 3.00%) 12/1/22 ●	990,012	999,604
Flex Acquisition 1st Lien 5.308% (LIBOR03M + 3.00%)
12/29/23 ●	1,742,394	1,753,719
Frontier Communications Tranche B1 1st Lien 5.66%
(LIBOR03M + 3.75%) 6/15/24 ●	2,185,580	2,162,358
Gardner Denver Tranche B1 1st Lien 5.052% (LIBOR03M
+ 2.75%) 7/30/24 ●	2,914,368	2,934,775
Gates Global Tranche B2 1st Lien 5.302% (LIBOR03M +
3.00%) 3/31/24 ●	1,951,524	1,965,856
Genoa a Qol Healthcare 1st Lien 5.151% (LIBOR03M +
3.25%) 10/28/23 ●	985,056	993,983
GEO Group Tranche B 1st Lien 4.337% (LIBOR03M +
2.00%) 3/23/24 ●	250,000	251,172

4     NQ-215 [4/18] 6/18 (519626)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Gopher Resource 1st Lien 5.478% (LIBOR03M + 3.25%)
2/9/25 ●	2,000,000	$2,023,750
Greeneden US Holdings II Tranche B3 1st Lien 5.802%
(LIBOR03M + 3.50%) 12/1/23 ●	1,913,384	1,927,905
Greenhill & Co. Tranche B 1st Lien 5.621% (LIBOR03M +
3.75%) 10/12/22 ●	1,481,250	1,494,211
GVC Holdings Tranche B2 1st Lien 4.401% (LIBOR03M +
2.50%) 3/16/24 ●	1,695,000	1,697,119
Heartland Dental 1st Lien 6.116% (LIBOR03M + 3.75%)
4/30/25 ●	4,000,000	4,018,752
Hoya Midco Tranche B 1st Lien 5.901% (LIBOR03M +
4.00%) 6/30/24 ●	2,679,750	2,693,149
HUB International Tranche B 1st Lien 5.36% (LIBOR03M +
3.00%) 4/25/25 ●	2,850,000	2,871,976
HVSC Merger Sub 2nd Lien 10.151% (LIBOR03M +
8.25%) 10/26/25 ●	1,140,000	1,142,850
HVSC Merger Sub Tranche B 1st Lien 6.302% (LIBOR03M
+ 4.00%) 10/20/24 ●	997,500	1,008,722
Hyperion Insurance Group Tranche B 1st Lien 5.438%
(LIBOR03M + 3.50%) 12/20/24 ●	1,616,948	1,632,309
Isagenix International 1st Lien 8.087% (LIBOR03M +
5.75%) 4/26/25 ●	2,500,000	2,500,000
JBS USA LUX Tranche B 1st Lien 4.678% (LIBOR03M +
2.50%) 10/30/22 ●	1,858,387	1,859,084
Kingpin Intermediate Holdings Tranche B 1st Lien 6.15%
(LIBOR03M + 4.25%) 7/3/24 ●	1,490,000	1,516,224
Kloeckner Pentaplast of America Tranche B 1st Lien
6.151% (LIBOR03M + 4.25%) 6/30/22 ●	981,247	934,638
Kraton Polymers Tranche B 1st Lien 4.401% (LIBOR03M +
2.50%) 3/8/25 ●	651,981	657,584
Kronos 2nd Lien 10.608% (LIBOR03M + 8.25%) 11/1/24 ●	1,030,000	1,071,200
Kronos Tranche B 1st Lien 5.358% (LIBOR03M + 3.50%)
11/1/23 ●	976,384	986,384
Lucid Energy Group II Borrower 1st Lien 4.897%
(LIBOR03M + 3.00%) 2/18/25 ●	1,000,000	997,500
LUX HOLDCO III 1st Lien 4.901% (LIBOR03M + 3.00%)
3/28/25 ●	1,000,000	1,008,906
LUX HOLDCO III 2nd Lien 8.651% (LIBOR03M + 6.75%)
2/15/26 ●	1,000,000	1,018,750
Marketo Tranche B 1st Lien 5.043% (LIBOR03M + 3.25%)
2/7/25 ●	2,000,000	1,997,188
MPH Acquisition Holdings Tranche B 1st Lien 5.302%
(LIBOR03M + 3.00%) 6/7/23 ●	2,703,015	2,720,752
NFP Tranche B 1st Lien 4.901% (LIBOR03M + 3.00%)
1/8/24 ●	1,626,719	1,636,717

NQ-215 [4/18] 6/18 (519626)     5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
OCI Partners Tranche B 1st Lien 6.552% (LIBOR03M +
4.25%) 3/13/25 ●	1,500,000	$1,520,625
Panda Hummel Tranche B1 1st Lien 7.901% (LIBOR03M +
6.00%) 10/27/22 ●	1,145,000	1,104,925
Panda Stonewall Tranche B 1st Lien 7.802% (LIBOR03M +
5.50%) 11/13/21 =●	565,160	553,857
Patriot Container 1st Lien 5.397% (LIBOR03M + 3.50%)
3/20/25 ●	473,000	476,548
Patriot Container 2nd Lien 9.647% (LIBOR03M + 7.75%)
3/20/26 ●	470,000	461,775
PharMerica Tranche B 1st Lien 5.395% (LIBOR03M +
3.50%) 12/6/24 ●	615,000	619,228
PharMerica Tranche B 2nd Lien 9.645% (LIBOR03M +
7.75%) 12/7/25 ●	1,235,000	1,241,175
Phoenix Services Merger Sub Tranche B 1st Lien 5.659%
(LIBOR03M + 3.75%) 3/1/25 ●	1,000,000	1,013,750
Pisces Midco Tranche B 1st Lien 6.089% (LIBOR03M +
3.75%) 4/12/25 ●	4,000,000	4,040,800
Plastipak Holdings Tranche B 1st Lien 7.50% (LIBOR03M
+ 2.75%) 10/14/24 ●	1,690,752	1,700,526
Prestige Brands Tranche B4 1st Lien 4.651% (LIBOR03M
+ 2.75%) 1/26/24 ●	514,051	517,692
Radiate Holdco Tranche B 1st Lien 4.901% (LIBOR03M +
3.00%) 2/1/24 ●	1,227,600	1,219,033
Romulus Merger Sub 2nd Lien 8.147% (LIBOR03M +
6.25%) 2/1/26 ●	1,000,000	1,003,750
Russell Investments US Institutional Holdco Tranche B 1st
Lien 6.552% (LIBOR03M + 4.25%) 6/1/23 ●	3,468,504	3,498,853
Sable International Finance Tranche B4 1st Lien 5.151%
(LIBOR03M + 3.25%) 2/2/26 ●	2,500,000	2,520,898
Samsonite IP Holdings Tranche B 1st Lien 3.809%
(LIBOR03M + 1.75%) 4/19/25 ●	2,000,000	2,009,250
SBA Senior Finance II Tranche B 1st Lien 4.337%
(LIBOR03M + 2.00%) 4/11/25 ●	500,000	501,909
Scientific Games International Tranche B5 1st Lien 4.744%
(LIBOR03M + 2.75%) 8/14/24 ●	1,496,250	1,507,575
Sigma US Tranche B 1st Lien 5.035% (LIBOR03M +
3.00%) 3/7/25 ●	2,000,000	2,002,500
Sinclair Television Group Tranche B 1st Lien 4.311%
(LIBOR03M + 2.50%) 12/12/24 ●	1,000,000	1,005,729
Sinclair Television Group Tranche B2 1st Lien 4.16%
(LIBOR03M + 2.25%) 1/3/24 ●	592,500	595,571
SMG US Midco 2 2nd Lien 8.901% (LIBOR03M + 7.00%)
1/23/26 ●	1,250,000	1,276,563

6     NQ-215 [4/18] 6/18 (519626)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Sprint Communications Tranche B 1st Lien 4.438%
(LIBOR03M + 2.50%) 2/2/24 ●	1,050,547	$1,054,487
SS&C European Holdings Tranche B4 1st Lien 4.401%
(LIBOR03M + 2.50%) 4/16/25 ●	394,403	397,470
SS&C Technologies Tranche B3 1st Lien 4.397%
(LIBOR03M + 2.50%) 4/16/25 ●	2,065,983	2,082,052
StandardAero Aviation Holdings 1st Lien 5.65%
(LIBOR03M + 3.75%) 7/7/22 ●	2,552,596	2,576,069
Staples 1st Lien 6.358% (LIBOR03M + 4.00%) 9/12/24 ●	1,458,598	1,446,160
Stars Group Holdings Tranche B 1st Lien 5.325%
(LIBOR03M + 3.00%) 4/6/25 ●	3,247,000	3,266,888
Summit Midstream Partners Holdings Tranche B 1st Lien
7.901% (LIBOR03M + 6.00%) 5/21/22 ●	2,257,391	2,285,609
Surgery Center Holdings 1st Lien 5.16% (LIBOR03M +
3.25%) 8/31/24 ●	2,488,747	2,497,146
Team Health Holdings Tranche B 1st Lien 4.651%
(LIBOR03M + 2.75%) 2/6/24 ●	1,180,603	1,149,244
Titan Acquisition Tranche B 1st Lien 5.056% (LIBOR03M +
3.00%) 3/28/25 ●	2,500,000	2,506,445
TMS International Tranche B2 1st Lien 4.651% (LIBOR03M
+ 2.75%) 8/14/24 ●	1,995,000	2,003,728
TransDigm Tranche F 1st Lien 5.052% (LIBOR03M +
2.75%) 6/9/23 ●	1,658,547	1,668,069
Tribune Media Tranche B 1st Lien 4.901% (LIBOR03M +
3.00%) 12/27/20 ●	35,259	35,346
Tribune Media Tranche C 1st Lien 4.901% (LIBOR03M +
3.00%) 1/27/24 ●	912,330	914,611
Trident TPI Holdings 1st Lien 5.151% (LIBOR03M +
3.25%) 10/5/24 ●	3,000,000	3,020,625
Tronox Blocked Borrower Tranche B 1st Lien 5.302%
(LIBOR03M + 3.00%) 9/22/24 ●	904,709	915,130
Tronox Finance Tranche B 1st Lien 5.302% (LIBOR03M +
3.00%) 9/22/24 ●	2,087,791	2,111,838
Univision Communications Tranche C5 1st Lien 4.651%
(LIBOR03M + 2.75%) 3/15/24 ●	1,716,602	1,695,621
UPC Financing Partnership Tranche AR 1st Lien 4.397%
(LIBOR03M + 2.50%) 1/15/26 ●	1,000,000	1,003,125
USI Tranche B 1st Lien
5.302% (LIBOR03M + 3.00%) 5/16/24 ●	2,233,750	2,245,915
5.337% (LIBOR03M + 3.00%) 5/16/24 ●	311,000	312,166
USIC Holdings 1st Lien 5.802% (LIBOR03M + 3.50%)
12/9/23 ●	2,418,119	2,433,232
USS Ultimate Holdings 2nd Lien 9.651% (LIBOR03M +
7.75%) 8/25/25 ●	1,500,000	1,520,625

NQ-215 [4/18] 6/18 (519626)     7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
USS Ultimate Holdings Tranche B 1st Lien 5.651%
(LIBOR03M + 3.75%) 8/25/24 ●	995,000	$1,001,841
Utz Quality Foods 1st Lien 5.398% (LIBOR03M + 3.50%)
11/21/24 ●	1,995,000	2,018,066
Utz Quality Foods 2nd Lien 9.148% (LIBOR03M + 7.25%)
11/21/25 ●	1,000,000	1,014,375
Valeant Pharmaceuticals International Tranche BF4 1st
Lien 5.394% (LIBOR03M + 3.50%) 4/1/22 ●	1,038,326	1,051,129
VC GB Holdings 2nd Lien 9.901% (LIBOR03M + 8.00%)
2/28/25 =●	779,667	788,438
Vistra Energy Tranche C2 1st Lien 4.648% (LIBOR03M +
2.75%) 2/7/24 ●	1,620,016	1,632,811
Weight Watchers International Tranche B 1st Lien 6.734%
(LIBOR03M + 4.75%) 11/29/24 ●	2,000,000	2,022,812
WideOpenWest Finance Tranche B 1st Lien 5.146%
(LIBOR03M + 3.25%) 8/19/23 ●	1,869,928	1,825,985
Wink Holdco 2nd Lien 8.66% (LIBOR03M + 6.75%)
12/1/25 ●	943,000	945,357
WP CPP Holdings 2nd Lien 10.087% (LIBOR03M + 7.75%)
4/30/26 ●	1,000,000	1,004,167
WP CPP Holdings Tranche B 1st Lien 6.087% (LIBOR03M
+ 3.75%) 4/30/25 ●	2,000,000	2,018,334
Zekelman Industries 1st Lien 4.999% (LIBOR03M +
2.75%) 6/14/21 ●	2,430,285	2,445,980
Total Loan Agreements (cost $204,565,706)		206,354,268

	Number of
	shares
Preferred Stock – 0.31%
Bank of America 6.50% µψ	300,000	318,375
Integrys Holdings 6.00% 8/1/73 µ	14,900	385,537
Total Preferred Stock (cost $709,979)		703,912

	Principal amount°
Short-Term Investments – 6.68%
Discount Note – 1.44%≠
Federal Home Loan Bank 0.00% 5/1/18	3,282,333	3,282,333
		3,282,333
Repurchase Agreements – 5.24%
Bank of America Merrill Lynch
1.64%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $1,641,257 (collateralized by US
government obligations 1.143%–2.625%
4/30/19–5/15/25; market value $1,674,007)	1,641,182	1,641,182

8     NQ-215 [4/18] 6/18 (519626)

(Unaudited)

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
Bank of Montreal
1.57%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $4,923,760 (collateralized by US
government obligations 0.00%–3.625%
5/24/18–1/15/26; market value $5,022,018)	4,923,545	$4,923,545
BNP Paribas
1.66%, dated 4/30/18, to be repurchased on 5/1/18,
repurchase price $5,395,453 (collateralized by US
government obligations 0.00%–2.875%
9/27/18–11/15/45; market value $5,503,110)	5,395,205	5,395,205
		11,959,932
Total Short-Term Investments (cost $15,242,265)		15,242,265

Total Value of Securities – 106.18%
(cost $240,975,221)		242,199,974
Liabilities Net of Receivables and Other Assets – (6.18%)		(14,100,834)
Net Assets Applicable to 27,264,122 Shares Outstanding – 100.00%		$228,099,140

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2018, the aggregate value of Rule 144A securities was $11,322,751, which represents 4.96% of the Fund’s net assets.

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2018. Rate will reset at a future date.
ψ	No contractual maturity date.
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

NQ-215 [4/18] 6/18 (519626)     9

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

Summary of Abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

See accompanying notes.

10     NQ-215 [4/18] 6/18 (519626)

Notes
Delaware Floating Rate Fund	April 30, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Floating Rate Fund. This report covers the period of time since the Fund’s last fiscal year end, July 31, 2017.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at face value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-215 [4/18] 6/18 (519626)     11

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2018:

	Level 2	Level 3	Total
Securities
Assets:
Corporate Debt	$19,899,529	$—	$19,899,529
Loan Agreements[1]	205,011,973	1,342,295	206,354,268
Preferred Stock	703,912	—	703,912
Short-Term Investments	15,242,265	—	15,242,265
Total Value of Securities	$240,857,679	$1,342,295	$242,199,974

1Security type is valued across multiple levels. Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 2 investments, and Level 3 investments represent the following percentages of the market value of this security type:

	Level 2	Level 3	Total
Loan Agreements	99.35%	0.65%	100.00%

12     NQ-215 [4/18] 6/18 (519626)

(Unaudited)

During the period ended April 30, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2018, that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-215 [4/18] 6/18 (519626)     13

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: